ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current accounts payable and accrued liabilities
Trade payables	$ 3,993,203	$ 898,711	$ 1,256,795
Accrued liabilities	2,163,886	1,117,673	346,984
Accrued vacation	211,168	142,730	157,198
Accrued employee termination expenses	13,887	373,171
Other accounts payable	320,306	190,496	83,978
Collaboration, license and settlement agreements provision	1,092,006	1,887,779
Total current accounts payable and accrued liabilities	7,794,456	4,610,560	1,844,955
Non-current accrued liabilities
Non-current collaboration, license and settlement agreements provision	1,186,601	2,241,979
Non-current accrued liabilities	1,186,601	2,241,979
Total accounts payable and accrued liabilities	8,981,057	$ 6,852,539	$ 1,844,955
Settlement charges	893,902
Settlement provision	$ 1,384,705